Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Foreign currency translation adjustment, income tax expense (recovery)	$ (143)	$ (797)	$ 445
Unrealized gain (loss) on marketable securities, tax	$ 11